Expense Example - Investor A, C, Institutional and Class R - BlackRock Technology Opportunities Fund	Jan. 28, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,208
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	639
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,173
Expense Example, with Redemption, 10 Years	1,961
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	2,123
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	$ 1,866